Fair Value Measurements - Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments	$ 28,968	$ 0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Prepaid expenses and other current assets
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Accrued expenses and other current liabilities
Fair Value, Recurring
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments	$ 28,968
Derivative financial instruments included in prepaid expenses and other current assets	308
Total financial assets	29,276
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	462	2,397
Total financial liabilities	462	2,397
Fair Value, Recurring | Fair Value, Inputs, Level 1
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments	0
Derivative financial instruments included in prepaid expenses and other current assets	0
Total financial assets	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	0	0
Total financial liabilities	0	0
Fair Value, Recurring | Fair Value, Inputs, Level 2
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments	28,968
Derivative financial instruments included in prepaid expenses and other current assets	308
Total financial assets	29,276
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	462	2,397
Total financial liabilities	462	2,397
Fair Value, Recurring | Fair Value, Inputs, Level 3
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Government bonds included within short-term investments	0
Derivative financial instruments included in prepaid expenses and other current assets	0
Total financial assets	0
Financial Instruments, Financial Liabilities, Balance Sheet Groupings [Abstract]
Derivative financial instruments included in accrued expenses and other current liabilities	0	0
Total financial liabilities	$ 0	$ 0